RELATED PARTY TRANSACTIONS, Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Due from Related Party [Abstract]
Trade receivables	[1]	$ 6,248	$ 187
Total due from a related party		6,248	187
Due to Related Party [Abstract]
Other payables	[2]	3,380	33
Total due to a related party		3,380	33
Deferred Revenue from Related Party [Abstract]
Deferred revenue	[1]	32,777	0
Total deferred revenue from a related party		$ 32,777	$ 0

[1]	Mainly related to the hosting service provided by the Group.
[2]	Other payables represent the deposit received related to the hosting service provided and the accrued service expense related to the custody and other services provided by the related party.